WARRANTS LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrant Liabilities

	Warrants Liabilities			Total
Issuance of warrants at	12/12/2017	1/31/2018	3/23/2018
Number of warrants	2,022,500	475,000	550,000	3,047,500

Balance at January 1, 2017	$-	$-	$-	$-
Warrants expenses for the period	-	-	-	-
		-
Balance at June 30, 2017	$-	$-	$-	$-

Balance at January 1, 2018	$685,395	-	-	685,395
Warrants expenses for the period	(338,230)	81,536	94,411	(162,283)

Balance at June 30, 2018	$347,165	$81,536	$94,411	$523,112